Additional Financial Information of the Company - Additional Information (Detail)				12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 PRC	Dec. 31, 2013 Maximum PRC	Dec. 31, 2013 Statutory Reserves General reserve fund USD ($)	Dec. 31, 2012 Statutory Reserves General reserve fund USD ($)	Dec. 31, 2011 Statutory Reserves General reserve fund CNY	May 31, 2006 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong") Minimum	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2013 Parent Advances One USD ($)	Dec. 31, 2013 Parent Advances One CNY	Dec. 31, 2012 Parent Advances One CNY	Dec. 31, 2013 Parent Advances Two USD ($)	Dec. 31, 2013 Parent Advances Two CNY	Dec. 31, 2012 Parent Advances Two CNY	Dec. 31, 2013 Parent Operating expenses, interest expense and consideration for repurchase of convertible bonds USD ($)	Dec. 31, 2013 Parent Operating expenses, interest expense and consideration for repurchase of convertible bonds CNY	Dec. 31, 2012 Parent Operating expenses, interest expense and consideration for repurchase of convertible bonds CNY
Condensed Financial Statements, Captions [Line Items]
Required percentage of after tax profit to reserve					10.00%				10.00%
Required percentage of statutory reserve to registered capital				50.00%
Statutory reserves fund						$ 0	$ 0	4,456,000
Net assets of PRC subsidiaries, restricted from transfer	561,871,913	3,401,404,000
Losses in excess of investments										180,563,000	1,093,073,000	454,862,000
Amount due from subsidiaries	87,669,000	530,732,000	420,610,000										574,880,000	3,480,154,000	3,600,276,000	3,376,000	20,441,000	21,073,000
Amount due to subsidiaries	42,128,000	255,033,000	72,045,000							3,377,000	20,441,000	21,073,000							21,353,057	129,265,000	359,325,000
Unamortized costs recorded in long-term deferred expenses related to the issuance of convertible bonds	27,000	166,000	4,080,000							27,421	166,000	4,080,000
Debt instrument issuance costs amortization period										7 years	7 years
Interest payable for convertible bonds	$ 1,613,000	9,766,000	10,068,000							$ 1,613,228	9,766,000	10,068,000
Exchange rate translation, US dollar to RMB	6.0537	6.0537								6.0537	6.0537